ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 15,239,931	$ 13,579,396
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	558,591	1,740,736
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	14,681,340	11,838,660
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	5,060,573	4,530,757
Banco de Bogota S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	232,277	1,156,598
Banco de Bogota S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	4,828,296	3,374,159
Banco de Occidente S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	651,537	582,571
Banco de Occidente S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	31,763	126,524
Banco de Occidente S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	619,774	456,047
Banco Popular S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	266,889	262,703
Banco Popular S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	22,784	72,090
Banco Popular S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	244,105	190,613
Banco Commercial Av Villas S A
Disclosure of operating segments [line items]
Revenue from contracts with customers	300,229	281,761
Banco Commercial Av Villas S A | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	83,687	159,147
Banco Commercial Av Villas S A | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	216,542	122,614
Corporacion Financiera Colombiana S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	8,679,277	7,770,108
Corporacion Financiera Colombiana S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	116,974	167,440
Corporacion Financiera Colombiana S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	8,562,303	7,602,668
All other segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	437,415	437,292
All other segments | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	436,504	436,697
All other segments | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	911	595
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(155,989)	(285,796)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(365,398)	(377,760)
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers, other	$ 209,409	$ 91,964